Fair Value (Fair Value Hierarchy for Assets and Liabilities Measured on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Assets:
Loans	¥ 124	¥ 111
Loans held-for-sale	13
Other investments	1	10
Premises and equipment-net		1
Total assets measured at fair value	138	122
Level 1
Assets:
Other investments		9
Total assets measured at fair value		9
Level 2
Assets:
Loans held-for-sale	7
Total assets measured at fair value	7
Level 3
Assets:
Loans	124	111
Loans held-for-sale	6
Other investments	1	1
Premises and equipment-net		1
Total assets measured at fair value	131	113
Aggregate cost
Assets:
Loans	197	193
Loans held-for-sale	14	39
Other investments	2	16
Premises and equipment-net	1	8
Goodwill	6
Total assets measured at fair value	¥ 220	¥ 256